Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement [Line Items]
Unsecured loan given	₨ 950	$ 13
Heramba Renewables Limited | Joint Control
Statement [Line Items]
Unsecured loan received			₨ 221
Unsecured loan repaid			4	₨ 11
Interest expense on unsecured loan received			6	5
Expenses incurred on behalf of the related party			23	0
Income from management shared services			5	5
Income from operation and maintenance services			8	5
Interest income on compulsorily convertible debentures			17	21
Shreyas Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received			222
Unsecured loan repaid			11	12
Interest expense on unsecured loan received			6	5
Expenses incurred on behalf of the related party			23	0
Expenses incurred on behalf by the related party			0
Interest income on unsecured loan given			0	0
Income from management shared services			4	5
Income from operation and maintenance services			8	5
Interest income on compulsorily convertible debentures			17	23
Unsecured loan received back			5
Aalok Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received			114
Unsecured loan repaid				7
Interest expense on unsecured loan received			3	2
Expenses incurred on behalf of the related party			11
Expenses incurred on behalf by the related party			0
Income from management shared services			2	3
Income from operation and maintenance services			4	3
Interest income on compulsorily convertible debentures			8	12
Abha Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received			105	43
Interest expense on unsecured loan received			4	3
Expenses incurred on behalf of the related party			12	0
Income from management shared services			2	3
Income from operation and maintenance services			4	3
Interest income on compulsorily convertible debentures			₨ 8	₨ 11